Prospectus Supplement October 1, 2023

For the following series with prospectuses dated January 1, 2023 (as supplemented to date):

American Funds College Target Date Series®

American Funds® Portfolio Series

American Funds® Tax-Aware Conservative Growth and Income Portfolio

American Funds® Preservation Portfolio

American Funds® Tax-Exempt Preservation Portfolio

American Funds Target Date Retirement Series®

1. The “Shareholder fees” table in the “Fees and expenses of the fund” section for the American Funds Tax-Aware Conservative Growth and Income Portfolio within the American Funds Portfolio Series is amended to read as follows. Except as indicated below the table, footnotes remain unchanged.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none
[1]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2. The footnote under the “Shareholder fees” table in the “Fees and expenses of the fund” section for the American Funds Preservation Portfolio within the American Funds Portfolio Series is amended to read as follows:

[1]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A and Class ABLE-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

3. The footnote under the “Shareholder fees” table in the “Fees and expenses of the fund” section for the American Funds Tax-Exempt Preservation Portfolio within the American Funds Portfolio Series is amended to read as follows:

[1]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

4. The following is added to the section titled “The Capital SystemTM for the underlying funds” in the “Management and organization” section of the American Funds College Target Date Series and American Funds Target Date Retirement Series prospectuses:

Bradley J. Vogt no longer manages money in the fund.

5. The “Class A shares” table in the “Sales charges” section of the American Funds Portfolio Series prospectus is amended to read as follows:

Sales charges for American Funds Tax-Aware Conservative Growth and Income Portfolio

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 or more and certain other investments described below	none	none	see below

Sales charges for American Funds Preservation Portfolio

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	1.75	1.78	1.50
$250,000 or more and certain other investments described below	none	none	see below

Sales charges for American Funds Tax-Exempt Preservation Portfolio

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	1.75	1.78	1.50
$250,000 or more and certain other investments described below	none	none	see below

6. The second paragraph after the “Class A shares” table in the “Sales charges” section of the American Funds Portfolio Series prospectus is amended to read as follows:

Except as provided below, investments in Class A shares of (i) American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio of $250,000 or more and (ii) American Funds Tax-Aware Conservative Growth and Income Portfolio of $500,000 or more will be subject to a 0.75% contingent deferred sales charge if the shares are sold within 18 months of purchase, and investments in Class A shares of all other funds in the series of $1 million or more will be subject to a 1.00% contingent deferred sales charge if the shares are sold within 18 months of purchase. Investments in Class 529-A or ABLE-A shares of $1 million or more will be subject to a 1.00% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-564-1023P Printed in USA CGD/TM/10039-S98697

THE FUNDS (EXCLUDING AMERICAN FUNDS COLLEGE TARGET DATE SERIES) MAKE AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT FOR ALL FUNDS (EXCLUDING AMERICAN FUNDS COLLEGE TARGET DATE SERIES) IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT OF THE FUNDS’ PROSPECTUSES (EXCLUDING AMERICAN FUNDS COLLEGE TARGET DATE SERIES).

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

Statement of Additional Information Supplement October 1, 2023

For the following series with statements of additional information dated January 1, 2023 (as supplemented to date):

American Funds College Target Date Series®
American Funds Target Date Retirement Series®
American Funds® Portfolio Series

1. The table under the heading “Investment professional fund holdings and other managed accounts” in the “Management of the series” section of the statement of additional information for American Funds College Target Date Series is amended to read as follows. Footnotes to the table in the statement of additional information remain unchanged.

Investment professional	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which investment professional manages (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) that investment professional manages (assets of PIVs in billions)[2]		Number of other accounts that investment professional manages (assets of other accounts in billions)[2,3]
Wesley K. Phoa	$100,001 – $500,000	18	$271.9	1	$8.14	None
Michelle J. Black	$50,001 – $100,000	18	$271.9	1	$8.14	None
David A. Hoag	None[4]	9	$413.1	5	$9.40	None
Samir Mathur	None[4]	18	$271.9	1	$8.14	None
Jessica C. Spaly	$100,001 – $500,000	3	$374.2	6	$9.70	None
Shannon Ward	None[4]	7	$349.6	5	$9.66	1[5]	$0.22

2. The table under the heading “Investment professional fund holdings and other managed accounts” in the “Management of the series” section of the statement of additional information American Funds Target Date Retirement Series is amended to read as follows. Footnotes to the table in the statement of additional information remain unchanged.

Investment professional	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which investment professional manages (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) that investment professional manages (assets of PIVs in billions)[2]		Number of other accounts that investment professional manages (assets of other accounts in billions)[2,3]
Michelle J. Black	Over $1,000,000	18	$78.5	1	$8.14	None
David A. Hoag	Over $1,000,000	9	$219.7	5	$9.40	None
Samir Mathur	Over $1,000,000	18	$78.5	1	$8.14	None
Wesley K. Phoa	Over $1,000,000	18	$78.5	1	$8.14	None
Jessica C. Spaly	$10,001 – $50,000	3	$180.8	6	$9.70	None
Shannon Ward	$100,001 – $500,000	7	$156.2	5	$9.66	1[4]	$0.22

3. The first three paragraphs under the heading “Dealer commissions and compensation” in the “Sales charges” section of the American Funds Portfolio Series statement of additional information are amended to read as follows:

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. For all of the funds in the American Funds Portfolio Series except American Funds Tax-Aware Conservative Growth and Income Portfolio, American Funds Preservation Portfolio and American Funds Tax Exempt Preservation Portfolio, commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and ..25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

Commissions (up to .75%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $500,000 or more and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Only with respect to American Funds Tax-Aware Conservative Growth and Income Portfolio, commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: .75% on amounts of less than $10 million, ..50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

Commissions (up to .75%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $250,000 or more and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Only with respect to American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio, commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: .75% on amounts of less than $4 million, .50% on amounts of at least $4 million but less than $10 million and .25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-565-1023O CGD /10149-S98698